UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, NY 10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Rivera, Esq.
Title:  Chief Financial Officer & General Counsel
Phone:  (212) 586-4333


Signature, Place and Date of Signing:


/s/ Alan Rivera                New York, New York            May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      5

Form 13F Information Table Value Total:   $ 766
                                        (thousands)


List of Other Included Managers: None

                        FORM 13F INFORMATION TABLE



COLUMN 1                COLUMN  2       COLUMN 3     COLUMN 4            COLUMN 5    COLUMN 6    COLUMN 7       COLUMN 8

                                                     VALUE      SHRS OR   SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS    CUSIP        (X$1000)   PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE       SHARED  NONE
--------------        --------------    -----        --------   -------   ---  ----   ----------  --------  ----       ------  ----
ACXIOM CORP           COM               005125109    137         6,390,288            SOLE        NONE       6,390,288
BRINKS CO             COM               109696104    254         4,008,000            SOLE        NONE       4,008,000
DENDRITE INTL INC     COM               248239105     94         5,992,312            SOLE        NONE       5,992,312
PAXAR CORP            COM               704227107     74         2,590,800            SOLE        NONE       2,590,800
UNISYS CORP           COM               909214108    207        24,542,300            SOLE        NONE      24,542,300






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